Annual Operating Expenses {- Fidelity Mid Cap Value K6 Fund} - 01.31 Fidelity Mid Cap Value K6 Fund PRO-09 - Fidelity Mid Cap Value K6 Fund - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%